Institutional Shares Prospectus | GuideMark(R) Core Fixed Income Fund
GuideMark(R) Core Fixed Income Fund
GPS FUNDS I

GuideMark® Core Fixed Income Fund

Institutional Shares

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2017

The date of this supplement is December 1, 2017.

1. Effective as of the close of business November 30, 2017 (the "Termination Date"), Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") will no longer serve as a sub-advisor for the GuideMark® Core Fixed Income Fund (the "Fund").  All references to BHMS and all other details and descriptions regarding its management of the Fund in the Prospectus are deleted in their entirety effective as of the close of business on the Termination Date.

2. Effective as of December 1, 2017, the Fund's contractual annual management fee will be reduced from 0.50% to 0.40% and the Fund's current expense limitation agreement will be amended to reduce the expense cap for the Institutional Shares of the Fund from 0.69% to 0.59%.

3.  In connection with the reduction of the Fund's annual management fee and expense cap, effective as of December 1, 2017, the information under "SUMMARY SECTION—GuideMark® Core Fixed Income Fund—Fees and Expenses of the Fund" and "SUMMARY SECTION—GuideMark® Core Fixed Income Fund—Example" in the Prospectus is deleted in its entirety and replaced as follows:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares Prospectus GuideMark(R) Core Fixed Income Fund Institutional Shares	[1]
Management Fees	0.40%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Assumption	(0.09%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	0.60%	[2],[3]
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect current fees due to a contractual reduction in the annual management fee payable by the Fund from 0.50% to 0.40% effective as of December 1, 2017. Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) also has been restated to reflect an amendment to the Fund's expense limitation agreement effective as of December 1, 2017, which reduced the expense limitation amount for the Institutional Shares of the Fund from 0.69% to 0.59%.
[2]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2018, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) for Institutional Shares do not exceed 0.59% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2018 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the Management Fees and Total Annual Fund Operating Expenses shown above have been restated to reflect current expenses.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional Shares Prospectus | GuideMark(R) Core Fixed Income Fund | Institutional Shares | USD ($)	61	212	375	850

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE